Commitments and contingencies (Narrative) (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Additional payments upon the occurrence of certain events such as change of control		$ 3,972
Legal proceedings provision		$ 5,310		$ 314
Royalty percentage	7.50%	7.50%
Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum commitments under agreements		$ 2,648
Between April 30 2022 and December 31 2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease		397
Between April 30 2022 and December 31 2023 [Member] | Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease		243
Maracas Menchen Mine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered		10,693
Maracas Menchen Mine [Member] | Labour Matters [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total amount claimed			R$ 469	$ 84
Provision	R$ 1,223	$ 234